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David J. Baum	Direct Dial: 202-239-3346	E-mail: david.baum@alston.com

November 14, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:	Kurv ETF Trust (File Nos. 333-233633; 811-23473): Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A – Kurv Bitcoin Enhanced Income ETF

Ladies and Gentlemen:

On behalf of Kurv ETF Trust (the “Trust”) and its series, the Kurv Bitcoin Enhanced Income ETF (the “Fund”), accompanying this letter for filing under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 485(a)(2) thereunder, is a copy of Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A (“Post-Effective Amendment No. 37”). Post-Effective Amendment No. 37 is being filed for the purpose of adding the Fund as a new series of the Trust.

Please call me at (202) 239-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/ David J. Baum
David J. Baum

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